Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Common Stock Subscription	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2014	4,000,000
Beginning balance, value at Mar. 31, 2014	$ 4,000	$ 3,000	$ 0	$ (22,854)	$ (15,854)
Common stock issued for cash, shares	2,580,000
Common stock issued for cash, value	$ 2,580		29,670		32,250
Common stock subscription		(3,000)			(3,000)
Forgiveness of advances from former stockholders and accrued compensation officers			42,131		42,131
Net loss				(84,341)	(84,341)
Ending balance, shares at Mar. 31, 2015	6,580,000
Ending balance, value at Mar. 31, 2015	$ 6,580	0	71,801	(107,195)	(28,814)
Common stock issued in exchange for 587,713 shares of Perfecular Inc. common stock, shares issued	27,994,706
Common stock issued in exchange for 587,713 shares of Perfecular Inc. common stock, value	$ 27,995		641,438		669,433
Net loss				(65,670)	(109,615)
Ending balance, shares at Dec. 31, 2015	34,574,706
Ending balance, value at Dec. 31, 2015	$ 34,575	$ 0	$ 713,239	$ (216,810)	531,004
Net loss					(209,379)
Ending balance, value at Jun. 30, 2016					$ 321,625